Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2011
Registrant Name	dei_EntityRegistrantName	Advantage Funds, Inc.
Central Index Key	dei_EntityCentralIndexKey	0000914775
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 28, 2011
Document Effective Date	dei_DocumentEffectiveDate	Jan. 01, 2012
Dreyfus International Value Fund (Prospectus Summary) | Dreyfus International Value Fund | Dreyfus International Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVLAX
Dreyfus International Value Fund (Prospectus Summary) | Dreyfus International Value Fund | Dreyfus International Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIBVX
Dreyfus International Value Fund (Prospectus Summary) | Dreyfus International Value Fund | Dreyfus International Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DICVX
Dreyfus International Value Fund (Prospectus Summary) | Dreyfus International Value Fund | Dreyfus International Value Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DIRVX
Dreyfus Opportunistic Midcap Value Fund (Prospectus Summary) | Dreyfus Opportunistic Midcap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DMCVX
Dreyfus Opportunistic Midcap Value Fund (Prospectus Summary) | Dreyfus Opportunistic Midcap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVLCX
Dreyfus Opportunistic Midcap Value Fund (Prospectus Summary) | Dreyfus Opportunistic Midcap Value Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DVLIX
Dreyfus Opportunistic Small Cap Fund (Prospectus Summary) | Dreyfus Opportunistic Small Cap Fund | Dreyfus Opportunistic Small Cap Fund
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DSCVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DAGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DBGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DCGVX
Dreyfus Strategic Value Fund (Prospectus Summary) | Dreyfus Strategic Value Fund | Dreyfus Strategic Value Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DRGVX
Dreyfus Structured Midcap Fund (Prospectus Summary) | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPSAX
Dreyfus Structured Midcap Fund (Prospectus Summary) | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPSBX
Dreyfus Structured Midcap Fund (Prospectus Summary) | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPSCX
Dreyfus Structured Midcap Fund (Prospectus Summary) | Dreyfus Structured Midcap Fund | Dreyfus Structured Midcap Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DPSRX
Dreyfus Technology Growth Fund (Prospectus Summary) | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTGRX
Dreyfus Technology Growth Fund (Prospectus Summary) | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTGBX
Dreyfus Technology Growth Fund (Prospectus Summary) | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DTGCX
Dreyfus Technology Growth Fund (Prospectus Summary) | Dreyfus Technology Growth Fund | Dreyfus Technology Growth Fund - Class I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	DGVRX